Capital [Member] Investment Objectives and Goals - Capital - MUNICASH	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About MuniCash
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of MuniCash (the “Fund”), a series of BlackRock Liquidity Funds (the “Trust”), is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.